Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued compensation and related benefits		$ 304,772	$ 272,342
Accrued research and development expense		713,099	915,699
Accrued Liquidated Damages		594,288	0
Accrued other expense		40,000	0
Total accrued liabilities	$ 1,780,649	$ 1,652,159	$ 1,188,041